Employee benefits - Changes in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Fair value of plan assets at the start of the year	$ 5,382	$ 4,982	$ 13,497
Real return (loss) in the plan assets	236	585	(346)
Benefits paid	(81)	(185)	(430)
Settlement	0	0	(7,739)
Fair value of plan assets at the end of the year	5,537	5,382	4,982
Non-current-assets	5,266	5,095	4,703
Net actuarial income at the beginning of the year	249	59	1,039
Settlement	0	0	(1,627)
Gain	(49)	190	647
Adjustment to recognize the minimum pension obligation	$ 200	$ 249	$ 59